Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2021
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents, marketable securities and short-term investments
—
Note 5
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents and marketable securities and short
‑
term investments consisted of the following:
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2021 ($ in millions)
Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,752 2,752 2,752
Time deposits

2,037 2,037 1,737 300
Equity securities 569 18 587 587
5,358 18 — 5,376 4,489 887
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

203 7 (1) 209 209
—Corporate

74 1 (1) 74 74
277 8 (2) 283 — 283
Total 5,635 26 (2) 5,659 4,489 1,170
Of which:
—Restricted cash, current 30
—Restricted cash, non-current 300
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2020 ($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,388 2,388 2,388
Time deposits

1,513 1,513 1,513
Equity securities 1,704 12 1,716 1,716
5,605 12 — 5,617 3,901 1,716
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

274 19 293 293
—European government obligations

24 24 24
—Corporate

69 6 75 75
367 25 — 392 — 392
Total 5,972 37 — 6,009 3,901 2,108
Of which:
—Restricted cash, current 323
—Restricted cash, non-current 300
Contractual maturities
Contractual maturities of debt securities consisted of the following:
Available-for-sale
December 31, 2021 ($ in millions) Cost basis Fair value
Less than one year

1 1
One to five years

178 181
Six to ten years

92 94
Due after ten years 6 7
Total 277 283
At December 31, 2021 and 2020, the Company pledged

$
66

million and $
66

million, respectively,

of
available
‑
for
‑
sale marketable securities as collateral for issued letters

of credit and other security
arrangements.